                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace R. Weitz
                 -------------------------------
   Address:      Wallace R. Weitz & Co.
                 -------------------------------
                 One Pacific Place, Suite 600
                 -------------------------------
                 1125 South 103 Street
                 -------------------------------
                 Omaha, Nebraska 68124-6008
                 -------------------------------

Form 13F File Number: 28-3062
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wallace R. Weitz
         -------------------------------
Title:   President
         -------------------------------
Phone:   402-391-1980
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Wallace R. Weitz               Omaha, Nebraska     August 9, 2000
-------------------------------    -----------------   ---------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                           --------------------

Form 13F Information Table Entry Total:                    94
                                                           --------------------

Form 13F Information Table Value Total:                   $4,078,212
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:  None
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WALLACE R. WEITZ & COMPANY                           30-Jun-00
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE
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               COLUMN 1                COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7    COLUMN 8
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                                                                VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER        VOTING
           NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION  MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
CORECOMM LTD                     ORD              G2422R109     13,462      690,375  SH             Sole       N/A         Sole
LORAL SPACE & COMMUNICATIONS     COM              G56462107      8,079    1,164,300  SH             Sole       N/A         Sole
AT&T CORP                        COM LIB GRP A    001957208    138,756    5,721,040  SH             Sole       N/A         Sole
ADELPHIA COMMUNICATIONS CORP     CL A             006848105    183,633    3,917,511  SH             Sole       N/A         Sole
ALLIED CAP CORP NEW              COM              01903Q108     40,538    2,384,600  SH             Sole       N/A         Sole
AMERICAN CLASSIC VOYAGES CO      COM              024928103     47,471    2,301,700  SH             Sole       N/A         Sole
AMERICAN CAPITAL STRATEGIES      COM              024937104     11,665      488,600  SH             Sole       N/A         Sole
AMERICAN EXPRESS CO              COM              025816109     24,551      471,000  SH             Sole       N/A         Sole
AMERICREDIT CORP                 COM              03060R101     20,794    1,223,200  SH             Sole       N/A         Sole
ASTORIA FINL CORP                COM              046265104     26,015    1,010,300  SH             Sole       N/A         Sole
BERKSHIRE HATHAWAY INC DEL       CL A             084670108    108,192        2,011  SH             Sole       N/A         Sole
BERKSHIRE HATHAWAY INC DEL       CL B             084670207    186,102      105,740  SH             Sole       N/A         Sole
CBRL GROUP INC                   COM              12489V106      9,127      621,400  SH             Sole       N/A         Sole
CALIFORNIA FED BK FSB LOS ANGL   CONT LITIG REC   130209604         75       50,000  SH             Sole       N/A         Sole
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT   139733109     27,847    1,971,500  SH             Sole       N/A         Sole
CAPITAL ONE FINL CORP            COM              14040H105     32,832      735,700  SH             Sole       N/A         Sole
CATELLUS DEV CORP                COM              149111106     78,587    5,239,100  SH             Sole       N/A         Sole
CENTENNIAL COMMUNCTNS CORP NEW   CL A NEW         15133V208     32,625    2,372,727  SH             Sole       N/A         Sole
CHRIS CRAFT INDS INC             COM              170520100     18,946      286,787  SH             Sole       N/A         Sole
CITIZENS COMMUNICATIONS CO       COM              17453B101    175,719   10,186,600  SH             Sole       N/A         Sole
COMMERCIAL FEDERAL CORPORATION   COM              201647104     47,374    3,044,120  SH             Sole       N/A         Sole
CONSOLIDATED STORES CORP         COM              210149100     83,596    6,965,600  SH             Sole       N/A         Sole
COUNTRYWIDE CR INDS INC DEL      COM              222372104    245,644    8,103,700  SH             Sole       N/A         Sole
DAILY JOURNAL CORP               COM              233912104      3,358      114,800  SH             Sole       N/A         Sole
DIME BANCORP INC NEW             COM              25429Q102      1,299       82,500  SH             Sole       N/A         Sole
DISNEY WALT CO                   COM DISNEY       254687106      5,335      137,465  SH             Sole       N/A         Sole
DUN & BRADSTREET CORP DEL        COM              26483B106      4,723      165,000  SH             Sole       N/A         Sole
DYNEX CAP INC                    COM NEW          26817Q506      2,350    1,504,113  SH             Sole       N/A         Sole
EMPIRE DIST ELEC CO              COM              291641108        532       24,100  SH             Sole       N/A         Sole
EQUITY OFFICE PROPERTIES TRUST   COM              294741103      4,134      150,000  SH             Sole       N/A         Sole
EQUITY RESIDENTIAL PPTYS TR      SH BEN INT       29476L107      5,520      120,000  SH             Sole       N/A         Sole
EXTENDED STAY AMER INC           COM              30224P101     43,678    4,721,900  SH             Sole       N/A         Sole
FEDERAL HOME LN MTG CORP         COM              313400301     12,239      302,200  SH             Sole       N/A         Sole
FEDERAL NATL MTG ASSN            COM              313586109     10,594      203,000  SH             Sole       N/A         Sole
FIRST FED BANKSHARES INC DEL     COM              32020V100        689       87,500  SH             Sole       N/A         Sole
FIRST FINL FD INC                COM              320228109      2,005      244,900  SH             Sole       N/A         Sole
FIRST PL FINL CORP               COM              33610T109      1,290      120,000  SH             Sole       N/A         Sole
FOREST CITY ENTERPRISES INC      CL A             345550107     27,858      834,700  SH             Sole       N/A         Sole
GABELLI GLOBAL MULTIMEDIA TR     COM              36239Q109        546       39,700  SH             Sole       N/A         Sole
GANNETT INC                      COM              364730101     10,467      175,000  SH             Sole       N/A         Sole
GILLETTE CO                      COM              375766102      9,783      280,000  SH             Sole       N/A         Sole
GOLDEN ST BANCORP INC            COM              381197102    164,608    9,144,900  SH             Sole       N/A         Sole
GREENPOINT FINL CORP             COM              395384100    134,758    7,187,100  SH             Sole       N/A         Sole
HANOVER CAP MTG HLDGS INC        COM              410761100      3,788      841,700  SH             Sole       N/A         Sole
HANOVER CAP MTG HLDGS INC        WT EXP  091500   410761118          4    1,133,400  SH             Sole       N/A         Sole
HARRAHS ENTMT INC                COM              413619107     37,495    1,790,800  SH             Sole       N/A         Sole
HILTON HOTELS CORP               COM              432848109    120,818   12,887,200  SH             Sole       N/A         Sole
HOST MARRIOTT CORP NEW           COM              44107P104    196,128   20,920,363  SH             Sole       N/A         Sole
IMPAC MTG HLDGS INC              COM              45254P102      2,005      465,000  SH             Sole       N/A         Sole
IMPERIAL CR INDS INC             COM              452729106     37,783    8,890,700  SH             Sole       N/A         Sole
INSIGHT COMMUNICATIONS INC       CL A             45768V108      4,059      259,800  SH             Sole       N/A         Sole
INSURANCE AUTO AUCTIONS INC      COM              457875102     41,186    1,949,700  SH             Sole       N/A         Sole
INTELLIGENT SYS CORP NEW         COM              45816D100      2,287      538,000  SH             Sole       N/A         Sole
LABONE INC NEW                   COM              50540L105      4,666      829,550  SH             Sole       N/A         Sole
LABOR READY INC                  COM NEW          505401208     28,188    4,252,500  SH             Sole       N/A         Sole
LINCARE HLDGS INC                COM              532791100     20,089      815,600  SH             Sole       N/A         Sole
LOCAL FINL CORP                  COM              539553107      3,899      467,300  SH             Sole       N/A         Sole
LYNCH CORP                       COM              551137102      1,780       55,000  SH             Sole       N/A         Sole
LYNCH INTERACTIVE CORP           COM              551146103      4,844       51,500  SH             Sole       N/A         Sole
MAIL-WELL INC                    COM              560321200     76,304    8,846,300  SH             Sole       N/A         Sole
MANDALAY RESORT GROUP            MANDALAY         562567107     25,210    1,260,500  SH             Sole       N/A         Sole

MANPOWER INC                     COM              56418H100      2,080       65,000  SH             Sole       N/A         Sole
NEW CENTURY FINANCIAL CORP       COM              64352D101        479       54,946  SH             Sole       N/A         Sole
NORTH FORK BANCORPORATION NY     COM              659424105    131,096    8,667,500  SH             Sole       N/A         Sole
NORTHERN TR CORP                 COM              665859104      7,547      116,000  SH             Sole       N/A         Sole
NOVASTAR FINL INC                COM              669947400      5,711    1,498,533  SH             Sole       N/A         Sole
ORBITAL SCIENCES CORP            COM              685564106     56,338    4,622,600  SH             Sole       N/A         Sole
PMI GROUP INC                    COM              69344M101    123,928    2,609,000  SH             Sole       N/A         Sole
PARK PL ENTMT CORP               COM              700690100     80,904    6,638,300  SH             Sole       N/A         Sole
PORT FINL CORP                   COM              734119100      7,562      545,000  SH             Sole       N/A         Sole
PREMIER PKS INC                  COM NEW          740540208     59,921    2,633,800  SH             Sole       N/A         Sole
PROGRESSIVE CORP OHIO            COM              743315103      8,177      110,500  SH             Sole       N/A         Sole
PROTECTION ONE INC               COM              743663304      8,375    3,828,500  SH             Sole       N/A         Sole
QUANEX CORP                      COM              747620102     16,564    1,113,600  SH             Sole       N/A         Sole
REDWOOD TR INC                   COM              758075402     35,530    2,537,914  SH             Sole       N/A         Sole
REDWOOD TR INC                   PFD CV B%9.74    758075600        924       37,700  SH             Sole       N/A         Sole
RESOURCE BANCSHARES MTG GROUP    COM              761197102     14,399    3,438,636  SH             Sole       N/A         Sole
SLM HLDG CORP                    COM              78442A109    131,376    3,509,200  SH             Sole       N/A         Sole
SYNTROLEUM CORP                  COM              871630109      1,815      106,000  SH             Sole       N/A         Sole
TELEPHONE & DATA SYS INC         COM              879433100    204,452    2,039,400  SH             Sole       N/A         Sole
TROY FINL CORP                   COM              897329108      1,481      150,000  SH             Sole       N/A         Sole
US BANCORP DEL                   COM              902973106     73,571    3,821,879  SH             Sole       N/A         Sole
UNION PAC CORP                   COM              907818108     12,830      345,000  SH             Sole       N/A         Sole
UNITED ASSET MGMT CORP           COM              909420101     32,215    1,378,200  SH             Sole       N/A         Sole
UNITED PANAM FINANCIAL CP        COM              911301109      1,484    1,439,000  SH             Sole       N/A         Sole
UNITED STATES CELLULAR CORP      COM              911684108      6,250       99,200  SH             Sole       N/A         Sole
VALASSIS COMMUNICATIONS INC      COM              918866104    121,235    3,180,050  SH             Sole       N/A         Sole
VIRGINIA CAP BANCSHARES INC      COM              927758102      6,481      425,000  SH             Sole       N/A         Sole
WAL MART STORES INC              COM              931142103     14,049      243,800  SH             Sole       N/A         Sole
WASHINGTON MUT INC               COM              939322103    169,119    5,856,934  SH             Sole       N/A         Sole
WASHINGTON POST CO               CL B             939640108        478        1,000  SH             Sole       N/A         Sole
WELLS FARGO & CO NEW             COM              949746101     13,846      357,320  SH             Sole       N/A         Sole
WESTERN RES INC                  COM              959425109     81,663    5,268,600  SH             Sole       N/A         Sole
WORLDCOM INC GA NEW              COM              98157D106     28,399      619,050  SH             Sole       N/A         Sole
                                                             ---------  -----------
                                 94                          4,078,212  218,308,564